Annual Total Returns- PIMCO All Asset Portfolio (Advisor Class and Class M) [BarChart] - Advisor Class and Class M - PIMCO All Asset Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.92%	14.81%	0.11%	0.46%	(9.19%)	12.90%	13.38%	(5.45%)	11.74%	7.91%